Schedule of investments
Delaware Small Cap Growth Fund	December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 95.51%
Communication Services — 1.80%
IMAX †	82,614	$ 1,240,862
Iridium Communications	20,602	847,979
		2,088,841
Consumer Discretionary — 14.32%
Abercrombie & Fitch Class A †	18,466	1,629,070
Acushnet Holdings	8,898	562,087
Boot Barn Holdings †	12,914	991,279
First Watch Restaurant Group †	49,514	995,231
Installed Building Products	6,044	1,104,964
Light & Wonder †	17,853	1,465,910
Meritage Homes	12,698	2,211,991
Red Rock Resorts Class A	46,837	2,497,817
Texas Roadhouse	13,994	1,710,487
Visteon †	12,073	1,507,918
Wingstop	7,489	1,921,528
		16,598,282
Consumer Staples — 4.16%
BellRing Brands †	33,935	1,881,017
elf Beauty †	10,144	1,464,185
MGP Ingredients	14,960	1,473,859
		4,819,061
Energy — 2.60%
Cactus Class A	27,173	1,233,654
SM Energy	7,251	280,759
Weatherford International †	15,365	1,503,158
		3,017,571
Financials — 6.06%
Flywire †	75,356	1,744,491
Houlihan Lokey	19,321	2,316,781
Kinsale Capital Group	4,447	1,489,345
Shift4 Payments Class A †	19,709	1,465,167
		7,015,784
Healthcare — 20.04%
Acadia Healthcare †	21,794	1,694,701
ANI Pharmaceuticals †	14,160	780,782
Axonics †	25,554	1,590,225
CryoPort †	55,798	864,311
Evolent Health Class A †	58,562	1,934,303
Halozyme Therapeutics †	34,258	1,266,176
NQ- 241 [1223] 0224 (3377176)    1

Schedule of investments
Delaware Small Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Harmony Biosciences Holdings †	29,875	$ 964,962
HealthEquity †	15,577	1,032,755
Insmed †	55,100	1,707,549
Integer Holdings †	12,614	1,249,795
Intra-Cellular Therapies †	9,117	652,960
NeoGenomics †	54,814	886,891
Option Care Health †	52,308	1,762,257
Progyny †	73,401	2,729,049
TransMedics Group †	25,901	2,044,366
Vericel †	57,666	2,053,486
		23,214,568
Industrials — 21.01%
AeroVironment †	7,723	973,407
CBIZ †	49,875	3,121,676
Chart Industries †	6,938	945,858
Clean Harbors †	13,159	2,296,377
EnerSys	15,199	1,534,491
Federal Signal	36,527	2,803,082
Kirby †	20,818	1,633,797
Legalzoom.com †	99,184	1,120,779
Parsons †	50,642	3,175,760
Paycor HCM †	97,900	2,113,661
SiteOne Landscape Supply †	13,937	2,264,762
Trex †	13,159	1,089,434
Verra Mobility †	55,239	1,272,154
		24,345,238
Information Technology — 23.46%
Advanced Energy Industries	12,165	1,325,012
Allegro MicroSystems †	57,095	1,728,266
Belden	10,870	839,707
Box Class A †	27,580	706,324
Braze Class A †	15,598	828,722
Calix †	31,507	1,376,541
CyberArk Software †	18,817	4,121,864
DoubleVerify Holdings †	65,009	2,391,031
Harmonic †	67,696	882,756
Instructure Holdings †	51,227	1,383,641
Onto Innovation †	14,290	2,184,941
Power Integrations	7,022	576,576
Rambus †	30,873	2,107,082
2    NQ- 241 [1223] 0224 (3377176)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Sprout Social Class A †	48,600	$ 2,985,984
Super Micro Computer †	4,042	1,148,979
Tenable Holdings †	48,554	2,236,397
Varonis Systems †	7,861	355,946
		27,179,769
Materials — 2.06%
ATI †	52,446	2,384,720
		2,384,720
Total Common Stocks (cost $99,736,621)		110,663,834

Exchange-Traded Fund — 3.81%
iShares Russell 2000 Growth ETF	17,515	4,417,633
Total Exchange-Traded Fund (cost $4,468,407)		4,417,633

Short-Term Investments — 1.61%
Money Market Mutual Funds — 1.61%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	467,896	467,896
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	467,896	467,896
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	467,897	467,897
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	467,897	467,897
Total Short-Term Investments (cost $1,871,586)		1,871,586
Total Value of Securities—100.93% (cost $106,076,614)		116,953,053

Liabilities Net of Receivables and Other Assets—(0.93%)		(1,082,183)
Net Assets Applicable to 11,762,687 Shares Outstanding—100.00%		$115,870,870
†	Non-income producing security.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- 241 [1223] 0224 (3377176)    3